Document and Entity Information	Mar. 26, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 26, 2024
Entity Registrant Name	CSI Compressco LP
Entity Incorporation State Country Code	DE
Entity File Number	1-35195
Entity Tax Identification Number	45-2397126
Entity Address Address Line 1	9950 Woodloch Forest Dr.
Entity Address Address Line 2	19th Floor
Entity Address City Or Town	The Woodlands
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77380
City Area Code	936
Local Phone Number	539-3300
Entity Information Former Legal Or Registered Name	CSI Compressco LP
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units
Trading Symbol	CCLP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001449488
Amendment Flag	false